SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Outstanding Stock Option Grants and Transactions
A summary of outstanding stock option grants and related transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1,2021	121,189	$4.81
Granted	-
Exercised	(40,350)	2.90
Forfeited	-
Expired	-
Outstanding at December 31, 2021	80,839	$5.76	1.6	$1,464

Vested and expected to vest at December 31, 2021	80,839	$5.76	1.6	$1,464
Exercisable at December 31, 2021	80,839	$5.76	1.6	$1,464

Non-Vested Restricted Stock, Restricted Stock Units and PSU's
A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2021	207,117	$22.70
Granted	114,565	20.45
Vested	(73,081)	22.82
Forfeited	(14,375)	21.89
Outstanding at December 31, 2021	234,226	$21.64

Information Regarding Options Exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2021	2020	2019
	(In thousands)
Intrinsic value	$752	$293	$897
Cash proceeds received	$117	$57	$706
Tax benefit realized	$158	$61	$188